Investment Strategy	Apr. 30, 2025
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Global Content & Connectivity Fund will invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Global Content & Connectivity Fund’s investment adviser (the “Adviser”), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Content & Connectivity Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization, and large capitalization issuers. As a “global” fund, the Global Content & Connectivity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Content & Connectivity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. In accordance with its existing concentration policy, the Global Content & Connectivity Fund will continue to invest at least 25% of the value of its total assets in the telecommunications-related industry, and not invest more than 25% of the value of its total assets in any other particular industry.

The companies in which the Global Content & Connectivity Fund may invest are engaged in the following products, services, or activities: telecommunications services (including data, video, voice, advanced IP-based services, corporate networking solutions, messaging and other communication and connectivity applications based on established and emerging technologies); telecommunications infrastructure and equipment; media & entertainment (including television; radio; cable networks; filmed, live, and digital entertainment; advertising; publishing; emerging forms of digital and interactive content; eSports; and eGaming); consumer electronics; e-commerce & information technology (including Internet software and services; application, systems, and home entertainment software; IT consulting, data processing, and technology hardware and equipment). Additional cross-industry investment focus areas include: cloud computing, The Internet of Things (“IoT”) (including solutions related to connected vehicle, connected home, smart city, smart grid), Big Data, artificial intelligence, machine learning, robotics, cybersecurity, virtual reality, augmented reality, digital convergence, biometric and wearable devices, eHealth, eGovernment, financial technology, over-the-top (“OTT”) content and applications, and software-as-a-service (“SaaS”).

The Gabelli Global Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization, and large capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Growth Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid capitalization and large capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large.

GABELLI INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The International Small Cap Fund will invest primarily in a portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the International Small Cap Fund will consider various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Under normal market conditions, the International Small Cap Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of “small cap companies.” The Adviser currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The investment policy of the International Small Cap Fund relating to the type of securities in which 80% of the International Small Cap Fund’s net assets must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least sixty days notice prior to any change in this policy.

The International Small Cap Fund may invest in non-U.S. markets throughout the world, including emerging markets. The International Small Cap Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the International Small Cap Fund will invest in the securities of issuers located in at least five countries outside the U.S. There are no geographic limits on the International Small Cap Fund’s non-U.S. investments.

In selecting investments, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller capitalization companies exhibit one or more of the following traits:

●	New products or technologies

●	New distribution methods

●	Rapid changes in industry conditions due to regulatory or other developments

●	Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller capitalization companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

The Gabelli Global Rising Income and Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The GRID Fund will attempt to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The GRID Fund will primarily invest in common stocks of foreign and domestic issuers that the GRID Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. To this end, the portfolio manager may invest in stocks that pay and increase dividends over time that can potentially provide “rising income.” Rising income stocks historically have provided a better total return over time, potentially combat inflation and offer the opportunity to potentially take advantage of compounding through dividend and income reinvestment. Under normal circumstances, the GRID Fund intends to invest in at least three countries, including the United States, and will invest at least 40% of its total assets in countries other than the United States.

The GRID Fund invests in companies whose stocks the Adviser believes are selling at a significant discount to their “private market value.” Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.

The GRID Fund may utilize certain “arbitrage” strategies. The GRID Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the GRID Fund may purchase the selling company’s securities, offering the GRID Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital.

The GRID Fund may invest in convertible securities, which include bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies with no target maturity range. Because many convertible securities are rated below investment grade, the GRID Fund may invest without limit in convertible securities rated lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or “Baa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are of comparable quality as determined by the Adviser, including up to 5% of its assets in convertible securities of issuers in default. The GRID Fund also may invest up to 25% of its assets in non-convertible fixed income securities that are below investment grade, including up to 5% of its assets in non-convertible fixed income securities of issuers that are in default.

Gabelli Global Mini Mites Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Mini Mites Fund primarily invests in equity securities of micro-cap companies, which the Global Mini Mites Fund defines as companies that have a market capitalization (defined as shares outstanding multiplied by the current market price) of $250 million or less at the time of the Global Mini Mites Fund’s investment. Equity securities include common stocks (including indirect holdings of common stock through depositary receipts), as well as other equity securities such as preferred stocks and convertible securities. Micro-cap companies may be engaged in new and emerging industries. Microcap companies are generally not well-known to investors and have less of an investor following than larger companies.

As a “global” fund, the Global Mini Mites Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Mini Mites Fund’s total net assets are invested in securities of non-U.S. issuers or related investments thereof (such as depositary receipts and derivative instruments). The Global Mini Mites Fund may invest in companies located in developed or emerging markets as well as in non-equity securities, such as corporate bonds or other debt securities or financial instruments, including foreign debt securities.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”), and the Global Mini Mites Fund focuses on micro-cap companies that appear to be underpriced relative to their PMV. PMV is the value the Adviser believes informed purchasers would be willing to pay to acquire a company or other assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for catalysts, factors indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

Additionally, the Adviser may also consider the securities of companies that appear to have favorable yet undervalued prospects for earnings growth and price appreciation. In this regard, the Adviser may invest the Global Mini Mites Fund’s assets in companies that it believes have above average or expanding market shares, profit margins, and returns on equity. In evaluating growth prospects, the Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports and quarterly statements as well as direct interviews with company management. When applying a growth strategy, the Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

The Adviser expects to seek to sell investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Global Mini Mites Fund.

The Global Mini Mites Fund may invest in non-U.S. equity securities through depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments, which are generally subject to risks associated with equity securities and investments in foreign (non-U.S.) securities. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. ADRs are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In most other respects, ADRs, EDRs and GDRs for foreign securities have the same characteristics as the underlying securities.